UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $58,261 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      458   458449 SH       SOLE                   450400        0        0
AMGEN INC                      COM              031162100     4687    94650 SH       SOLE                    94650        0        0
ANNALY CAP MGMT INC            COM              035710409     1165    83975 SH       SOLE                    83975        0        0
APACHE CORP                    COM              037411105     1618    25250 SH       SOLE                    25250        0        0
BARRICK GOLD CORP              COM              067901108     4785   147605 SH       SOLE                   147405        0        0
BEMIS INC                      COM              081437105     1717    81900 SH       SOLE                    81800        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2005   117550 SH       SOLE                   117450        0        0
CHINA FD INC                   COM              169373107      209    13384 SH       SOLE                    12709        0        0
CONOCOPHILLIPS                 COM              20825c104     1945    49667 SH       SOLE                    49667        0        0
COSAN LTD                      SHS A            g25343107      108    44030 SH       SOLE                    43430        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1079    24152 SH       SOLE                    24152        0        0
EL PASO CORP                   COM              28336L109      206    32895 SH       SOLE                    32395        0        0
EXXON MOBIL CORP               COM              30231G102     1893    27794 SH       SOLE                    27794        0        0
GENERAL ELECTRIC CO            COM              369604103      621    61450 SH       SOLE                    61450        0        0
INTEL CORP                     COM              458140100      194    12900 SH       SOLE                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      312     3220 SH       SOLE                     3220        0        0
ISHARES INC                    MSCI JAPAN       464286848     1517   192000 SH       SOLE                   192000        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1401   173615 SH       SOLE                   173115        0        0
ISHARES INC                    MSCI HONG KONG   464286871      750    73705 SH       SOLE                    73705        0        0
ISHARES TR                     S&P500 GRW       464287309     4513   107800 SH       SOLE                   107800        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     2909   101950 SH       SOLE                   101950        0        0
KIMBERLY CLARK CORP            COM              494368103     1095    23750 SH       SOLE                    23750        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100      221     6000 SH       SOLE                     6000        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060u506      732    52100 SH       SOLE                    52000        0        0
MEDTRONIC INC                  COM              585055106     1017    34500 SH       SOLE                    34500        0        0
MERCK & CO INC                 COM              589331107     1513    56578 SH       SOLE                    56578        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      603    60400 SH       SOLE                    60400        0        0
NEWS CORP                      CL B             65248e203      197    25600 SH       SOLE                    25600        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2006    59427 SH       SOLE                    59427        0        0
ORACLE CORP                    COM              68389X105      260    14400 SH       SOLE                    14400        0        0
PARKER DRILLING CO             COM              701081101       32    17555 SH       SOLE                    17555        0        0
PFIZER INC                     COM              717081103      728    53465 SH       SOLE                    53465        0        0
PROSHARES TR                   PSHS ULT SEMICDT 74347r669      306    20500 SH       SOLE                    20500        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      394     5500 SH       SOLE                     5500        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347r552      264     5000 SH       SOLE                     5000        0        0
SCHERING PLOUGH CORP           COM              806605101     1956    83050 SH       SOLE                    82550        0        0
SCHLUMBERGER LTD               COM              806857108     1156    28450 SH       SOLE                    28450        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3272    77050 SH       SOLE                    77050        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     4011   214500 SH       SOLE                   214500        0        0
TECO ENERGY INC                COM              872375100     1208   108350 SH       SOLE                   108350        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      213    11950 SH       SOLE                    11950        0        0
TRANSCANADA CORP               COM              89353d107      296    12500 SH       SOLE                    12500        0        0
TRINITY INDS INC               COM              896522109      136    14849 SH       SOLE                    14849        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      432    20650 SH       SOLE                    20650        0        0
UNUM GROUP                     COM              91529Y106      133    10650 SH       SOLE                    10650        0        0
WAL MART STORES INC            COM              931142103     1988    38156 SH       SOLE                    38156        0        0